Exhibit 99.5 Schedule 2

Rating Agency Exceptions Report: 2/3/2025
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
1052644151	XXXXXXXXXX	AL	Purchase	Non-Owner Occupied	PUD	0	1.003	770	79.70%	XXXXXXXXXX	283520	Property	Appraisal	Appraiser adjusted the 1007 Rent Schedule monthly rent value from $XXXX to $XXXX; comments were made on the updated appraisal stating XXXX additional comps were added to justify the increase in rental income, however, the additional comparables were not included on the report.	Document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052751812	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Single Family Detached	0	1.006	777	80.00%	XXXXXXXXXX	285634	Credit	Credit - Eligiblity	Per guidelines a XXXX month housing history is required. No open and active mortgages reporting on credit or free & clear properties will require pre-approval. Pre-approval for incomplete housing history is missing from the loan file.	08/01/24: A pre-approval was provided for the housing history.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052751812	XXXXXXXXXX	GA	Purchase	Non-Owner Occupied	Single Family Detached	0	1.006	777	80.00%	XXXXXXXXXX	285712	Credit	Borrower Eligibilty	Per guidelines when closing documents are signed using a POA the initial 1003 must be signed by the borrower; however, the initial 1003 is missing from the loan file.	08/01/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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1052753075	XXXXXXXXXX	AZ	Purchase	Owner Occupied	PUD	37.88		646	80.00%	XXXXXXXXXX												A	A	A	A
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